UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2012



[LOGO OF USAA]
    USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ========================================

       SEMIANNUAL REPORT
       USAA S&P 500 INDEX FUND
       MEMBER SHARES o REWARD SHARES
       JUNE 30, 2012

 ========================================

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

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PRESIDENT'S MESSAGE

"AS I HAVE SAID IN THE PAST, HIGH ENERGY PRICES
REDUCE THE AMOUNT OF MONEY AMERICAN
CONSUMERS HAVE TO SPEND ON OTHER THINGS.           [PHOTO OF DANIEL S. McNAMARA]
THE REVERSE IS ALSO TRUE; A DECLINE IN ENERGY
PRICES CAN STIMULATE CONSUMER SPENDING."

--------------------------------------------------------------------------------

AUGUST 2012

Market sentiment fluctuated widely during the six-month reporting period. While it was a bumpy ride for investors, U.S. equities posted gains of approximately 9.5% as measured by the S&P 500(R) Index. This was in stark contrast to the stocks of developed and developing nations, many of which fell during the reporting period. Meanwhile, Treasuries continued to generate strong returns -- much to the surprise of some market participants.

At the beginning of 2012, U.S. economic data -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with Euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring of this year, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. At the same time, Europe's problems flared anew, causing investors to shift into safer assets. The U.S. Treasury market extended its rally and yields (which move in the opposite direction of prices) fell to record lows. At one point, the yield on 10-year U.S. Treasuries was 1.45%.

As the reporting period ended, optimism once again dominated the market. Despite a weak global economy, investors hoped that stronger European

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

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Union nations, such as Germany, would relax austerity conditions, promote a pro-growth agenda, and create mechanisms to provide more financial assistance to countries such as Spain and Italy, which suffer from high borrowing costs.

In the United States, politics dominated investors' attention as they focused on the contentious debate over another increase in the nation's debt ceiling. In addition, unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. (This is the "fiscal cliff" being discussed in the media.) All the same, investors should not lose sight of a growing list of positives. Housing prices are beginning to improve in some of the harder hit markets around the country. Even more encouraging, energy prices have declined. As I have said in the past, high energy prices reduce the amount of money American consumers have to spend on other things. The reverse is also true; a decline in energy prices can stimulate consumer spending. Finally, automobile sales also have picked up as Americans, who have deferred car purchases in recent years, began to replace aging vehicles with new models.

Going forward, risks remain. However, in my opinion, there also are significant opportunities. Rest assured that your team of USAA portfolio managers will do their utmost to stay abreast of changing market conditions as they strive to meet your investment expectations.

From all of us here at USAA Asset Management Company*, thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

   Portfolio of Investments                                                   9

   Notes to Portfolio of Investments                                         30

   Financial Statements                                                      32

   Notes to Financial Statements                                             35

EXPENSE EXAMPLE                                                              51

ADVISORY AGREEMENTS                                                          53

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA S&P 500 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE S&P 500 INDEX. THE S&P 500 INDEX EMPHASIZES STOCKS OF LARGE U.S. COMPANIES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The S&P 500 Index (the Index) returned 9.49% for the first half of 2012. The USAA S&P 500 Index Fund Member Shares and Reward Shares returned 9.37% and 9.42%, respectively, during the reporting period. The Index is a group of large-company stocks that is not available for direct investment.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    The first half of 2012 could be characterized as a tale of two quarters for U.S. equities. Stocks enjoyed a strong start to the beginning of the year supported by declining unemployment and jobless claims hitting their lowest level since April 2008. Corporate earnings data was robust, driving positive performance in nearly every sector. Favorable economic news in the United States was complemented by the relatively calm execution of a Greek debt swap, enabling European leaders to approve an additional round of financing. The first quarter ended with the U.S. Federal Reserve completing its latest round of bank stress tests, concluding that the majority of major U.S. financial institutions were well capitalized to withstand a dramatic economic downturn.

    Refer to pages 5 and 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA S&P 500 INDEX FUND

================================================================================

    In the second quarter, the story changed. News of U.S. gross domestic product (GDP) growth in the first quarter coming in below expectations and economic data out of China reporting an annual GDP growth rate of just 8.1% (the lowest level since 2009) weighed heavily on stocks. Most notably was political uncertainty in Europe, evidenced by Greece's inability to form a coalition government, uncertainty around the agenda of incoming French Socialist party candidate Francois Hollande, and German Chancellor Merkel's party losing local and state elections. This past June, however, there was a silver lining for domestic equities. The Index, driven by the European agreement that alleviated much concern of bank failure, the extension of Operation Twist, and a commitment to keep U.S. interest rates low through 2014, rebounded somewhat in the second quarter.

o   PLEASE DESCRIBE SECTOR PERFORMANCE.

    From a sector standpoint, Telecommunication Services, Financials, and Information Technology performed the strongest, returning 16.51%, 13.72%, and 13.34%, respectively. Only Energy had a negative return for the first half of the year, returning -2.34%.

o   WHAT'S THE OUTLOOK FOR THE FUND?

    We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

    Thank you for your investment in the Fund.

    Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (MEMBER SHARES) (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                         6/30/12                     12/31/11
--------------------------------------------------------------------------------
Net Assets                            $2,085.9 Million          $1,968.0 Million
Net Asset Value Per Share                 $20.39                    $18.83

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12*
--------------------------------------------------------------------------------
   12/31/11 to 6/30/12**          1 Year           5 Years           10 Years
           9.37%                   5.16%            0.00%              5.09%

--------------------------------------------------------------------------------
                      EXPENSE RATIO AS OF 12/31/11***
--------------------------------------------------------------------------------
  Before Reimbursement  0.34%                       After Reimbursement  0.26%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Returns for the Member Shares exclude the account maintenance fee.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

***THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2013, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE MEMBER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.25% OF THE MEMBER SHARES' AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2013. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on acounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

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4  | USAA S&P 500 INDEX FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  MEMBER SHARES

                                S&P 500                     USAA S&P 500 INDEX
                                 INDEX                      FUND MEMBER SHARES
 6/30/2002                     $10,000.00                        $10,000.00
 7/31/2002                       9,220.66                          9,227.15
 8/31/2002                       9,280.99                          9,280.91
 9/30/2002                       8,272.34                          8,270.97
10/31/2002                       9,000.44                          9,000.16
11/30/2002                       9,530.19                          9,526.80
12/31/2002                       8,970.31                          8,969.98
 1/31/2003                       8,735.33                          8,725.90
 2/28/2003                       8,604.26                          8,597.07
 3/31/2003                       8,687.80                          8,671.51
 4/30/2003                       9,403.42                          9,386.20
 5/31/2003                       9,898.86                          9,876.27
 6/30/2003                      10,025.14                          9,995.03
 7/31/2003                      10,201.89                         10,172.54
 8/31/2003                      10,400.85                         10,363.70
 9/30/2003                      10,290.40                         10,247.58
10/31/2003                      10,872.53                         10,830.22
11/30/2003                      10,968.19                         10,919.33
12/31/2003                      11,543.41                         11,486.32
 1/31/2004                      11,755.29                         11,692.66
 2/29/2004                      11,918.68                         11,850.86
 3/31/2004                      11,738.87                         11,671.55
 4/30/2004                      11,554.59                         11,485.30
 5/31/2004                      11,713.15                         11,637.05
 6/30/2004                      11,940.92                         11,860.10
 7/31/2004                      11,545.71                         11,465.68
 8/31/2004                      11,592.41                         11,507.20
 9/30/2004                      11,717.96                         11,627.16
10/31/2004                      11,896.98                         11,807.75
11/30/2004                      12,378.35                         12,280.06
12/31/2004                      12,799.57                         12,693.19
 1/31/2005                      12,487.58                         12,385.48
 2/28/2005                      12,750.37                         12,644.24
 3/31/2005                      12,524.59                         12,418.96
 4/30/2005                      12,287.05                         12,180.27
 5/31/2005                      12,678.01                         12,566.39
 6/30/2005                      12,696.00                         12,582.46
 7/31/2005                      13,168.15                         13,047.69
 8/31/2005                      13,048.00                         12,927.86
 9/30/2005                      13,153.68                         13,030.59
10/31/2005                      12,934.40                         12,811.17
11/30/2005                      13,423.61                         13,292.48
12/31/2005                      13,428.21                         13,298.38
 1/31/2006                      13,783.83                         13,646.84
 2/28/2006                      13,821.23                         13,682.40
 3/31/2006                      13,993.27                         13,851.52
 4/30/2006                      14,181.17                         14,030.02
 5/31/2006                      13,773.02                         13,630.18
 6/30/2006                      13,791.69                         13,645.81
 7/31/2006                      13,876.76                         13,724.69
 8/31/2006                      14,206.93                         14,047.37
 9/30/2006                      14,573.05                         14,408.24
10/31/2006                      15,047.92                         14,876.27
11/30/2006                      15,334.07                         15,157.09
12/31/2006                      15,549.17                         15,364.30
 1/31/2007                      15,784.33                         15,595.77
 2/28/2007                      15,475.61                         15,291.96
 3/31/2007                      15,648.70                         15,459.69
 4/30/2007                      16,341.87                         16,142.59
 5/31/2007                      16,912.12                         16,701.99
 6/30/2007                      16,631.15                         16,425.89
 7/31/2007                      16,115.50                         15,915.32
 8/31/2007                      16,357.08                         16,148.72
 9/30/2007                      16,968.81                         16,752.85
10/31/2007                      17,238.73                         17,016.55
11/30/2007                      16,518.04                         16,298.68
12/31/2007                      16,403.44                         16,181.88
 1/31/2008                      15,419.54                         15,210.08
 2/29/2008                      14,918.62                         14,716.82
 3/31/2008                      14,854.21                         14,645.29
 4/30/2008                      15,577.65                         15,362.76
 5/31/2008                      15,779.42                         15,555.07
 6/30/2008                      14,449.16                         14,242.23
 7/31/2008                      14,327.70                         14,123.30
 8/31/2008                      14,534.94                         14,324.00
 9/30/2008                      13,239.77                         13,040.75
10/31/2008                      11,016.18                         10,851.10
11/30/2008                      10,225.72                         10,066.41
12/31/2008                      10,334.52                         10,173.19
 1/31/2009                       9,463.46                          9,314.76
 2/28/2009                       8,455.82                          8,320.78
 3/31/2009                       9,196.50                          9,050.01
 4/30/2009                      10,076.70                          9,914.08
 5/31/2009                      10,640.32                         10,467.39
 6/30/2009                      10,661.42                         10,489.75
 7/31/2009                      11,467.82                         11,282.01
 8/31/2009                      11,881.86                         11,685.75
 9/30/2009                      12,325.23                         12,119.15
10/31/2009                      12,096.27                         11,889.62
11/30/2009                      12,821.84                         12,601.16
12/31/2009                      13,069.50                         12,846.46
 1/31/2010                      12,599.34                         12,385.18
 2/28/2010                      12,989.64                         12,761.89
 3/31/2010                      13,773.50                         13,535.06
 4/30/2010                      13,990.95                         13,743.41
 5/31/2010                      12,873.76                         12,639.93
 6/30/2010                      12,199.84                         11,975.03
 7/31/2010                      13,054.60                         12,812.12
 8/31/2010                      12,465.26                         12,230.80
 9/30/2010                      13,577.72                         13,318.60
10/31/2010                      14,094.34                         13,824.57
11/30/2010                      14,096.14                         13,824.57
12/31/2010                      15,038.21                         14,748.99
 1/31/2011                      15,394.64                         15,093.08
 2/28/2011                      15,922.05                         15,609.21
 3/31/2011                      15,928.38                         15,605.96
 4/30/2011                      16,400.10                         16,070.05
 5/31/2011                      16,214.46                         15,881.26
 6/30/2011                      15,944.18                         15,618.89
 7/31/2011                      15,619.96                         15,294.97
 8/31/2011                      14,771.46                         14,457.54
 9/30/2011                      13,733.04                         13,439.73
10/31/2011                      15,233.97                         14,908.33
11/30/2011                      15,200.30                         14,868.64
12/31/2011                      15,355.78                         15,017.72
 1/31/2012                      16,043.96                         15,687.65
 2/29/2012                      16,737.73                         16,365.56
 3/31/2012                      17,288.56                         16,896.83
 4/30/2012                      17,180.04                         16,792.63
 5/31/2012                      16,147.51                         15,774.65
 6/30/2012                      16,812.82                         16,425.26

                                   [END CHART]

                    Data from 6/30/02 to 6/30/12.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (REWARD SHARES) (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                         6/30/12                     12/31/11
--------------------------------------------------------------------------------
Net Assets                            $1,117.4 Million          $1,316.8 Million
Net Asset Value Per Share                 $20.39                    $18.83

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
    12/31/11 to 6/30/12*            1 Year           5 Years            10 Years
           9.42%                     5.28%            0.14%               5.23%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------
  Before Reimbursement  0.25%                       After Reimbursement  0.16%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2013, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE REWARD SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.15% OF THE REWARD SHARES' AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2013. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Reward Shares are currently offered for sale to qualified shareholders, USAA Managed Account Program, and a USAA Fund participating in a fund-of-funds investment strategy.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  REWARD SHARES

                                S&P 500                     USAA S&P 500 INDEX
                                 INDEX                      FUND REWARD SHARES
 6/30/2002                     $10,000.00                        $10,000.00
 7/31/2002                       9,220.66                          9,227.15
 8/31/2002                       9,280.99                          9,287.63
 9/30/2002                       8,272.34                          8,277.37
10/31/2002                       9,000.44                          9,007.13
11/30/2002                       9,530.19                          9,534.18
12/31/2002                       8,970.31                          8,978.96
 1/31/2003                       8,735.33                          8,734.64
 2/28/2003                       8,604.26                          8,605.69
 3/31/2003                       8,687.80                          8,689.00
 4/30/2003                       9,403.42                          9,397.75
 5/31/2003                       9,898.86                          9,888.42
 6/30/2003                      10,025.14                         10,012.72
 7/31/2003                      10,201.89                         10,190.54
 8/31/2003                      10,400.85                         10,382.04
 9/30/2003                      10,290.40                         10,270.50
10/31/2003                      10,872.53                         10,854.44
11/30/2003                      10,968.19                         10,943.75
12/31/2003                      11,543.41                         11,516.99
 1/31/2004                      11,755.29                         11,723.88
 2/29/2004                      11,918.68                         11,889.39
 3/31/2004                      11,738.87                         11,707.48
 4/30/2004                      11,554.59                         11,520.66
 5/31/2004                      11,713.15                         11,672.88
 6/30/2004                      11,940.92                         11,903.60
 7/31/2004                      11,545.71                         11,507.74
 8/31/2004                      11,592.41                         11,549.41
 9/30/2004                      11,717.96                         11,674.49
10/31/2004                      11,896.98                         11,848.84
11/30/2004                      12,378.35                         12,330.04
12/31/2004                      12,799.57                         12,745.55
 1/31/2005                      12,487.58                         12,436.56
 2/28/2005                      12,750.37                         12,696.39
 3/31/2005                      12,524.59                         12,470.90
 4/30/2005                      12,287.05                         12,238.26
 5/31/2005                      12,678.01                         12,625.99
 6/30/2005                      12,696.00                         12,638.19
 7/31/2005                      13,168.15                         13,112.57
 8/31/2005                      13,048.00                         12,992.21
 9/30/2005                      13,153.68                         13,091.82
10/31/2005                      12,934.40                         12,871.37
11/30/2005                      13,423.61                         13,362.04
12/31/2005                      13,428.21                         13,364.36
 1/31/2006                      13,783.83                         13,714.55
 2/28/2006                      13,821.23                         13,750.28
 3/31/2006                      13,993.27                         13,923.44
 4/30/2006                      14,181.17                         14,110.04
 5/31/2006                      13,773.02                         13,700.95
 6/30/2006                      13,791.69                         13,720.51
 7/31/2006                      13,876.76                         13,807.03
 8/31/2006                      14,206.93                         14,131.47
 9/30/2006                      14,573.05                         14,497.78
10/31/2006                      15,047.92                         14,968.49
11/30/2006                      15,334.07                         15,250.91
12/31/2006                      15,549.17                         15,463.32
 1/31/2007                      15,784.33                         15,696.17
 2/28/2007                      15,475.61                         15,390.55
 3/31/2007                      15,648.70                         15,555.67
 4/30/2007                      16,341.87                         16,250.12
 5/31/2007                      16,912.12                         16,812.99
 6/30/2007                      16,631.15                         16,531.93
 7/31/2007                      16,115.50                         16,018.06
 8/31/2007                      16,357.08                         16,260.32
 9/30/2007                      16,968.81                         16,864.77
10/31/2007                      17,238.73                         17,130.24
11/30/2007                      16,518.04                         16,414.94
12/31/2007                      16,403.44                         16,301.75
 1/31/2008                      15,419.54                         15,323.20
 2/29/2008                      14,918.62                         14,819.09
 3/31/2008                      14,854.21                         14,758.06
 4/30/2008                      15,577.65                         15,473.24
 5/31/2008                      15,779.42                         15,674.39
 6/30/2008                      14,449.16                         14,357.41
 7/31/2008                      14,327.70                         14,230.09
 8/31/2008                      14,534.94                         14,439.79
 9/30/2008                      13,239.77                         13,152.34
10/31/2008                      11,016.18                         10,937.68
11/30/2008                      10,225.72                         10,154.27
12/31/2008                      10,334.52                         10,258.87
 1/31/2009                       9,463.46                          9,400.80
 2/28/2009                       8,455.82                          8,398.46
 3/31/2009                       9,196.50                          9,129.62
 4/30/2009                      10,076.70                         10,008.94
 5/31/2009                      10,640.32                         10,567.12
 6/30/2009                      10,661.42                         10,586.07
 7/31/2009                      11,467.82                         11,385.60
 8/31/2009                      11,881.86                         11,800.73
 9/30/2009                      12,325.23                         12,235.13
10/31/2009                      12,096.27                         12,011.13
11/30/2009                      12,821.84                         12,729.48
12/31/2009                      13,069.50                         12,974.63
 1/31/2010                      12,599.34                         12,508.76
 2/28/2010                      12,989.64                         12,896.99
 3/31/2010                      13,773.50                         13,674.99
 4/30/2010                      13,990.95                         13,885.50
 5/31/2010                      12,873.76                         12,778.40
 6/30/2010                      12,199.84                         12,104.00
 7/31/2010                      13,054.60                         12,957.94
 8/31/2010                      12,465.26                         12,370.37
 9/30/2010                      13,577.72                         13,475.09
10/31/2010                      14,094.34                         13,986.71
11/30/2010                      14,096.14                         13,986.71
12/31/2010                      15,038.21                         14,919.78
 1/31/2011                      15,394.64                         15,267.85
 2/28/2011                      15,922.05                         15,789.97
 3/31/2011                      15,928.38                         15,800.60
 4/30/2011                      16,400.10                         16,262.28
 5/31/2011                      16,214.46                         16,079.20
 6/30/2011                      15,944.18                         15,810.51
 7/31/2011                      15,619.96                         15,482.63
 8/31/2011                      14,771.46                         14,642.92
 9/30/2011                      13,733.04                         13,608.91
10/31/2011                      15,233.97                         15,096.00
11/30/2011                      15,200.30                         15,063.85
12/31/2011                      15,355.78                         15,211.47
 1/31/2012                      16,043.96                         15,898.13
 2/29/2012                      16,737.73                         16,576.71
 3/31/2012                      17,288.56                         17,126.91
 4/30/2012                      17,180.04                         17,013.21
 5/31/2012                      16,147.51                         15,989.98
 6/30/2012                      16,812.82                         16,645.11

                                   [END CHART]

                    *Data from 6/30/02 to 6/30/12.

                    See page 5 for benchmark definitions.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 6/30/12
                                (% of Net Assets)

Apple, Inc. ............................................................... 4.4%
Exxon Mobil Corp. ......................................................... 3.2%
Microsoft Corp. ........................................................... 1.8%
International Business Machines Corp. ..................................... 1.8%
General Electric Co. ...................................................... 1.8%
AT&T, Inc. ................................................................ 1.7%
Chevron Corp. ............................................................. 1.7%
Johnson & Johnson ......................................................... 1.5%
Wells Fargo & Co. ......................................................... 1.4%
Coca-Cola Co. ............................................................. 1.4%

You will find a complete list of securities that the Fund owns on pages 9-29.

                       o SECTOR ALLOCATION* -- 6/30/2012 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     19.5%
FINANCIALS                                                                 14.2%
HEALTH CARE                                                                11.8%
CONSUMER STAPLES                                                           11.1%
CONSUMER DISCRETIONARY                                                     10.8%
ENERGY                                                                     10.7%
INDUSTRIALS                                                                10.3%
UTILITIES                                                                   3.7%
MATERIALS                                                                   3.4%
Telecommunication Services                                                  3.2%

                                   [END CHART]

 * Excludes money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               COMMON STOCKS (98.7%)

               CONSUMER DISCRETIONARY (10.8%)
               -----------------------------
               ADVERTISING (0.2%)
   114,394     Interpublic Group of Companies, Inc.                             $  1,241
    69,873     Omnicom Group, Inc.                                                 3,396
                                                                                --------
                                                                                   4,637
                                                                                --------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    73,767     Coach, Inc.                                                         4,314
    13,297     Fossil, Inc.*                                                       1,018
    16,567     Ralph Lauren Corp.                                                  2,320
    22,396     VF Corp.                                                            2,989
                                                                                --------
                                                                                  10,641
                                                                                --------
               APPAREL RETAIL (0.6%)
    20,778     Abercrombie & Fitch Co. "A"                                           710
    85,098     Gap, Inc.                                                           2,328
    61,821     Limited Brands, Inc.                                                2,629
    57,791     Ross Stores, Inc.                                                   3,610
   190,326     TJX Companies, Inc.                                                 8,171
    28,446     Urban Outfitters, Inc.*                                               785
                                                                                --------
                                                                                  18,233
                                                                                --------
               AUTO PARTS & EQUIPMENT (0.2%)
    29,372     BorgWarner, Inc.*                                                   1,927
   174,428     Johnson Controls, Inc.                                              4,833
                                                                                --------
                                                                                   6,760
                                                                                --------
               AUTOMOBILE MANUFACTURERS (0.3%)
   980,422     Ford Motor Co.                                                      9,402
                                                                                --------
               AUTOMOTIVE RETAIL (0.2%)
    10,525     AutoNation, Inc.*                                                     371
     6,844     AutoZone, Inc.*                                                     2,513
    58,043     CarMax, Inc.*                                                       1,506
    32,617     O'Reilly Automotive, Inc.*                                          2,732
                                                                                --------
                                                                                   7,122
                                                                                --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               BROADCASTING (0.3%)
   166,377     CBS Corp. "B"                                                    $  5,454
    65,243     Discovery Communications, Inc. "A"*                                 3,523
    23,546     Scripps Networks Interactive "A"                                    1,339
                                                                                --------
                                                                                  10,316
                                                                                --------
               CABLE & SATELLITE (1.2%)
    53,002     Cablevision Systems Corp. "A"                                         704
   692,692     Comcast Corp. "A"                                                  22,145
   168,219     DIRECTV "A"*                                                        8,213
    80,477     Time Warner Cable, Inc.                                             6,607
                                                                                --------
                                                                                  37,669
                                                                                --------
               CASINOS & GAMING (0.1%)
    76,292     International Game Technology                                       1,202
    20,357     Wynn Resorts Ltd.                                                   2,111
                                                                                --------
                                                                                   3,313
                                                                                --------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
    70,139     Best Buy Co., Inc.                                                  1,470
    33,328     GameStop Corp. "A"                                                    612
                                                                                --------
                                                                                   2,082
                                                                                --------
               CONSUMER ELECTRONICS (0.0%)
    18,482     Harman International Industries, Inc.                                 732
                                                                                --------
               DEPARTMENT STORES (0.3%)
    38,505     J.C. Penney Co., Inc.                                                 898
    61,751     Kohl's Corp.                                                        2,809
   106,238     Macy's, Inc.                                                        3,649
    40,992     Nordstrom, Inc.                                                     2,037
     9,649     Sears Holdings Corp.*                                                 576
                                                                                --------
                                                                                   9,969
                                                                                --------
               DISTRIBUTORS (0.1%)
    39,922     Genuine Parts Co.                                                   2,405
                                                                                --------
               EDUCATION SERVICES (0.0%)
    26,967     Apollo Group, Inc. "A"*                                               976
    15,768     DeVry, Inc.                                                           488
                                                                                --------
                                                                                   1,464
                                                                                --------
               FOOTWEAR (0.3%)
    94,075     NIKE, Inc. "B"                                                      8,258
                                                                                --------
               GENERAL MERCHANDISE STORES (0.5%)
    15,734     Big Lots, Inc.*                                                       642
    59,678     Dollar Tree, Inc.*                                                  3,211

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
    30,176     Family Dollar Stores, Inc.                                       $  2,006
   169,650     Target Corp.                                                        9,872
                                                                                --------
                                                                                  15,731
                                                                                --------
               HOME FURNISHINGS (0.0%)
    36,601     Leggett & Platt, Inc.                                                 773
                                                                                --------
               HOME IMPROVEMENT RETAIL (0.9%)
   393,068     Home Depot, Inc.                                                   20,829
   302,258     Lowe's Companies, Inc.                                              8,596
                                                                                --------
                                                                                  29,425
                                                                                --------
               HOMEBUILDING (0.1%)
    71,188     D.R. Horton, Inc.                                                   1,308
    40,996     Lennar Corp. "A"                                                    1,267
    87,161     Pulte Group, Inc.*                                                    933
                                                                                --------
                                                                                   3,508
                                                                                --------
               HOMEFURNISHING RETAIL (0.1%)
    59,762     Bed Bath & Beyond, Inc.*                                            3,693
                                                                                --------
               HOTELS, RESORTS & CRUISE LINES (0.4%)
   116,095     Carnival Corp.                                                      3,978
    68,471     Marriott International, Inc. "A"                                    2,684
    51,275     Starwood Hotels & Resorts Worldwide, Inc.                           2,720
    37,442     Wyndham Worldwide Corp.                                             1,975
                                                                                --------
                                                                                  11,357
                                                                                --------
               HOUSEHOLD APPLIANCES (0.0%)
    19,601     Whirlpool Corp.                                                     1,199
                                                                                --------
               HOUSEWARES & SPECIALTIES (0.0%)
    75,174     Newell Rubbermaid, Inc.                                             1,364
                                                                                --------
               INTERNET RETAIL (1.0%)
    92,554     Amazon.com, Inc.*                                                  21,135
    22,739     Expedia, Inc.                                                       1,093
    14,196     Netflix, Inc.*                                                        972
    12,768     Priceline.com, Inc.*                                                8,484
    24,054     TripAdvisor, Inc.*                                                  1,075
                                                                                --------
                                                                                  32,759
                                                                                --------
               LEISURE PRODUCTS (0.1%)
    30,337     Hasbro, Inc.                                                        1,028
    88,101     Mattel, Inc.                                                        2,858
                                                                                --------
                                                                                   3,886
                                                                                --------
               MOTORCYCLE MANUFACTURERS (0.1%)
    59,603     Harley-Davidson, Inc.                                               2,726
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               MOVIES & ENTERTAINMENT (1.6%)
   541,206     News Corp. "A"                                                   $ 12,063
   246,590     Time Warner, Inc.                                                   9,494
   135,639     Viacom, Inc. "B"                                                    6,378
   459,309     Walt Disney Co.                                                    22,276
                                                                                --------
                                                                                  50,211
                                                                                --------
               PUBLISHING (0.2%)
    59,647     Gannett Co., Inc.                                                     879
    71,202     McGraw-Hill Companies, Inc.                                         3,204
     1,274     Washington Post Co. "B"                                               476
                                                                                --------
                                                                                   4,559
                                                                                --------
               RESTAURANTS (1.4%)
     8,157     Chipotle Mexican Grill, Inc.*                                       3,099
    32,821     Darden Restaurants, Inc.                                            1,662
   261,024     McDonald's Corp.                                                   23,109
   194,842     Starbucks Corp.                                                    10,389
   117,993     Yum! Brands, Inc.                                                   7,601
                                                                                --------
                                                                                  45,860
                                                                                --------
               SPECIALIZED CONSUMER SERVICES (0.1%)
    76,983     H&R Block, Inc.                                                     1,230
                                                                                --------
               SPECIALTY STORES (0.1%)
   177,834     Staples, Inc.                                                       2,321
    32,527     Tiffany & Co.                                                       1,722
                                                                                --------
                                                                                   4,043
                                                                                --------
               TIRES & RUBBER (0.0%)
    63,115     Goodyear Tire & Rubber Co.*                                           745
                                                                                --------
               Total Consumer Discretionary                                      346,072
                                                                                --------
               CONSUMER STAPLES (11.1%)
               ------------------------
               AGRICULTURAL PRODUCTS (0.2%)
   169,655     Archer-Daniels-Midland Co.                                          5,008
                                                                                --------
               BREWERS (0.0%)
    39,999     Molson Coors Brewing Co. "B"                                        1,664
                                                                                --------
               DISTILLERS & VINTNERS (0.2%)
    40,181     Beam, Inc.                                                          2,511
    25,454     Brown-Forman Corp. "B"                                              2,465
    42,350     Constellation Brands, Inc. "A"*                                     1,146
                                                                                --------
                                                                                   6,122
                                                                                --------

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               DRUG RETAIL (0.7%)
   329,029     CVS Caremark Corp.                                               $ 15,376
   221,740     Walgreen Co.                                                        6,559
                                                                                --------
                                                                                  21,935
                                                                                --------
               FOOD DISTRIBUTORS (0.1%)
   149,794     Sysco Corp.                                                         4,465
                                                                                --------
               FOOD RETAIL (0.3%)
   144,548     Kroger Co.                                                          3,352
    61,604     Safeway, Inc.                                                       1,118
    42,180     Whole Foods Market, Inc.                                            4,021
                                                                                --------
                                                                                   8,491
                                                                                --------
               HOUSEHOLD PRODUCTS (2.1%)
    33,250     Clorox Co.                                                          2,409
   122,346     Colgate-Palmolive Co.                                              12,736
   100,906     Kimberly-Clark Corp.                                                8,453
   703,255     Procter & Gamble Co.(f)                                            43,075
                                                                                --------
                                                                                  66,673
                                                                                --------
               HYPERMARKETS & SUPER CENTERS (1.3%)
   110,910     Costco Wholesale Corp.                                             10,537
   442,977     Wal-Mart Stores, Inc.(f)                                           30,884
                                                                                --------
                                                                                  41,421
                                                                                --------
               PACKAGED FOODS & MEAT (1.6%)
    45,706     Campbell Soup Co.                                                   1,526
   105,787     ConAgra Foods, Inc.                                                 2,743
    45,913     Dean Foods Co.*                                                       782
   166,483     General Mills, Inc.                                                 6,416
    81,982     H.J. Heinz Co.                                                      4,458
    39,288     Hershey Co.                                                         2,830
    35,249     Hormel Foods Corp.                                                  1,072
    29,061     J.M. Smucker Co.                                                    2,195
    63,139     Kellogg Co.                                                         3,115
   455,182     Kraft Foods, Inc. "A"                                              17,579
    34,105     McCormick & Co., Inc.                                               2,068
    52,210     Mead Johnson Nutrition Co.                                          4,203
    74,345     Tyson Foods, Inc. "A"                                               1,400
                                                                                --------
                                                                                  50,387
                                                                                --------
               PERSONAL PRODUCTS (0.1%)
   110,424     Avon Products, Inc.                                                 1,790
    57,629     Estee Lauder Companies, Inc. "A"                                    3,119
                                                                                --------
                                                                                   4,909
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               SOFT DRINKS (2.5%)
   579,095     Coca-Cola Co.                                                    $ 45,280
    76,968     Coca-Cola Enterprises, Inc.                                         2,158
    54,316     Dr Pepper Snapple Group, Inc.                                       2,376
    39,393     Monster Beverage Corp.*                                             2,805
   401,487     PepsiCo, Inc.                                                      28,369
                                                                                --------
                                                                                  80,988
                                                                                --------
               TOBACCO (2.0%)
   521,568     Altria Group, Inc.                                                 18,020
    33,435     Lorillard, Inc.                                                     4,412
   437,700     Philip Morris International, Inc.                                  38,194
    85,649     Reynolds American, Inc.                                             3,843
                                                                                --------
                                                                                  64,469
                                                                                --------
               Total Consumer Staples                                            356,532
                                                                                --------
               ENERGY (10.7%)
               --------------
               COAL & CONSUMABLE FUELS (0.1%)
    57,052     Alpha Natural Resurces, Inc.*                                         497
    58,196     CONSOL Energy, Inc.                                                 1,760
    69,779     Peabody Energy Corp.                                                1,711
                                                                                --------
                                                                                   3,968
                                                                                --------
               INTEGRATED OIL & GAS (5.6%)
   506,643     Chevron Corp.                                                      53,451
 1,200,315     Exxon Mobil Corp.(f)                                              102,711
    77,548     Hess Corp.                                                          3,369
    49,681     Murphy Oil Corp.                                                    2,498
   208,470     Occidental Petroleum Corp.                                         17,881
                                                                                --------
                                                                                 179,910
                                                                                --------
               OIL & GAS DRILLING (0.2%)
    17,796     Diamond Offshore Drilling, Inc.                                     1,052
    27,527     Helmerich & Payne, Inc.                                             1,197
    73,230     Nabors Industries Ltd.*                                             1,055
    64,622     Noble Corp.*                                                        2,102
    32,198     Rowan Companies plc "A"*                                            1,041
                                                                                --------
                                                                                   6,447
                                                                                --------
               OIL & GAS EQUIPMENT & SERVICES (1.5%)
   112,141     Baker Hughes, Inc.                                                  4,609
    63,083     Cameron International Corp.*                                        2,694
    61,277     FMC Technologies, Inc.*                                             2,404
   236,516     Halliburton Co.                                                     6,715
   109,675     National Oilwell Varco, Inc.                                        7,067

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
   342,698     Schlumberger Ltd.                                                $ 22,245
                                                                                --------
                                                                                  45,734
                                                                                --------
               OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   128,539     Anadarko Petroleum Corp.                                            8,509
   100,586     Apache Corp.                                                        8,841
    53,782     Cabot Oil & Gas Corp.                                               2,119
   169,804     Chesapeake Energy Corp.                                             3,158
   324,695     ConocoPhillips                                                     18,144
   100,055     Denbury Resources, Inc.*                                            1,512
   103,561     Devon Energy Corp.                                                  6,006
    69,509     EOG Resources, Inc.                                                 6,263
    38,207     EQT Corp.                                                           2,049
   180,455     Marathon Oil Corp.                                                  4,614
    34,544     Newfield Exploration Co.*                                           1,012
    45,956     Noble Energy, Inc.                                                  3,898
    31,595     Pioneer Natural Resources Co.                                       2,787
    45,298     QEP Resources, Inc.                                                 1,358
    41,742     Range Resources Corp.                                               2,583
    89,462     Southwestern Energy Co.*                                            2,857
    49,960     WPX Energy, Inc.*                                                     808
                                                                                --------
                                                                                  76,518
                                                                                --------
               OIL & GAS REFINING & MARKETING (0.5%)
    87,600     Marathon Petroleum Corp.                                            3,935
   160,727     Phillips 66*                                                        5,342
    27,721     Sunoco, Inc.                                                        1,317
    35,199     Tesoro Corp.*                                                         878
   142,266     Valero Energy Corp.                                                 3,436
                                                                                --------
                                                                                  14,908
                                                                                --------
               OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   129,423     Kinder Morgan, Inc.                                                 4,170
   168,569     Spectra Energy Corp.                                                4,899
   160,348     Williams Companies, Inc.                                            4,621
                                                                                --------
                                                                                  13,690
                                                                                --------
               Total Energy                                                      341,175
                                                                                --------
               FINANCIALS (14.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
    55,696     Ameriprise Financial, Inc.                                          2,911
   306,080     Bank of New York Mellon Corp., Inc.                                 6,718
    32,781     BlackRock, Inc.                                                     5,567
    23,474     Federated Investors, Inc. "B"                                         513
    36,445     Franklin Resources, Inc.                                            4,045

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
   113,840     Invesco Ltd.                                                     $  2,573
    31,518     Legg Mason, Inc.                                                      831
    65,600     Northern Trust Corp.(c)                                             3,019
   124,924     State Street Corp.                                                  5,576
    65,741     T. Rowe Price Group, Inc.                                           4,139
                                                                                --------
                                                                                  35,892
                                                                                --------
               CONSUMER FINANCE (0.9%)
   257,055     American Express Co.                                               14,963
   149,162     Capital One Financial Corp.                                         8,153
   135,846     Discover Financial Services                                         4,698
   126,021     SLM Corp.                                                           1,980
                                                                                --------
                                                                                  29,794
                                                                                --------
               DIVERSIFIED BANKS (2.0%)
    50,124     Comerica, Inc.                                                      1,539
   486,543     U.S. Bancorp                                                       15,647
 1,364,546     Wells Fargo & Co.                                                  45,631
                                                                                --------
                                                                                  62,817
                                                                                --------
               INSURANCE BROKERS (0.3%)
    83,293     Aon plc                                                             3,896
   139,303     Marsh & McLennan Companies, Inc.                                    4,490
                                                                                --------
                                                                                   8,386
                                                                                --------
               INVESTMENT BANKING & BROKERAGE (0.7%)
   276,626     Charles Schwab Corp.                                                3,577
    63,532     E*TRADE Financial Corp.*                                              511
   126,243     Goldman Sachs Group, Inc.                                          12,101
   390,330     Morgan Stanley                                                      5,695
                                                                                --------
                                                                                  21,884
                                                                                --------
               LIFE & HEALTH INSURANCE (0.8%)
   119,751     AFLAC, Inc.                                                         5,100
    74,455     Lincoln National Corp.                                              1,628
   273,503     MetLife, Inc.                                                       8,438
    77,328     Principal Financial Group, Inc.                                     2,028
   120,508     Prudential Financial, Inc.                                          5,836
    25,590     Torchmark Corp.                                                     1,294
    74,502     Unum Group                                                          1,425
                                                                                --------
                                                                                  25,749
                                                                                --------
               MULTI-LINE INSURANCE (0.4%)
   163,853     American International Group, Inc.*                                 5,258
    22,424     Assurant, Inc.                                                        781
   123,459     Genworth Financial, Inc. "A"*                                         699
   112,905     Hartford Financial Services Group, Inc.                             1,990

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
    78,287     Loews Corp.                                                      $  3,203
                                                                                --------
                                                                                  11,931
                                                                                --------
               MULTI-SECTOR HOLDINGS (0.0%)
    50,711     Leucadia National Corp.                                             1,079
                                                                                --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
 2,768,989     Bank of America Corp.(f)                                           22,650
   753,529     Citigroup, Inc.                                                    20,654
   976,765     JPMorgan Chase & Co.                                               34,900
                                                                                --------
                                                                                  78,204
                                                                                --------
               PROPERTY & CASUALTY INSURANCE (2.1%)
    87,133     ACE Ltd.                                                            6,459
   126,231     Allstate Corp.                                                      4,430
   451,210     Berkshire Hathaway, Inc. "B"*                                      37,599
    69,482     Chubb Corp.                                                         5,060
    41,552     Cincinnati Financial Corp.                                          1,582
   156,717     Progressive Corp.                                                   3,264
    99,776     Travelers Companies, Inc.                                           6,370
    80,957     XL Group plc                                                        1,703
                                                                                --------
                                                                                  66,467
                                                                                --------
               REAL ESTATE SERVICES (0.0%)
    83,965     CBRE Group, Inc.*                                                   1,374
                                                                                --------
               REGIONAL BANKS (1.0%)
   178,893     BB&T Corp.                                                          5,519
   235,937     Fifth Third Bancorp                                                 3,162
    66,601     First Horizon National Corp.                                          576
   218,318     Huntington Bancshares, Inc.                                         1,397
   244,505     KeyCorp                                                             1,892
    32,423     M&T Bank Corp.                                                      2,677
   136,119     PNC Financial Services Group, Inc.                                  8,318
   362,318     Regions Financial Corp.                                             2,446
   138,921     SunTrust Banks, Inc.                                                3,366
    46,602     Zions Bancorp                                                         905
                                                                                --------
                                                                                  30,258
                                                                                --------
               REITs - DIVERSIFIED (0.1%)
    47,415     Vornado Realty Trust                                                3,982
                                                                                --------
               REITs - INDUSTRIAL (0.1%)
   117,690     Prologis, Inc.                                                      3,911
                                                                                --------
               REITs - OFFICE (0.1%)
    38,660     Boston Properties, Inc.                                             4,190
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               REITs - RESIDENTIAL (0.3%)
    34,785     Apartment Investment & Management Co. "A"                        $    940
    24,406     AvalonBay Communities, Inc.                                         3,453
    76,937     Equity Residential Properties Trust                                 4,798
                                                                                --------
                                                                                   9,191
                                                                                --------
               REITs - RETAIL (0.4%)
   104,432     Kimco Realty Corp.                                                  1,987
    77,782     Simon Property Group, Inc.                                         12,108
                                                                                --------
                                                                                  14,095
                                                                                --------
               REITs - SPECIALIZED (1.0%)
   101,651     American Tower Corp.                                                7,106
   107,821     HCP, Inc.                                                           4,760
    55,133     Health Care REIT, Inc.                                              3,214
   186,009     Host Hotels & Resorts, Inc.                                         2,943
    41,307     Plum Creek Timber Co., Inc.                                         1,640
    36,438     Public Storage                                                      5,262
    74,030     Ventas, Inc.                                                        4,673
   137,552     Weyerhaeuser Co.                                                    3,076
                                                                                --------
                                                                                  32,674
                                                                                --------
               SPECIALIZED FINANCE (0.4%)
    17,022     CME Group, Inc.                                                     4,564
    18,588     IntercontinentalExchange, Inc.*                                     2,527
    50,222     Moody's Corp.                                                       1,836
    30,260     Nasdaq OMX Group, Inc.                                                686
    66,110     NYSE Euronext                                                       1,691
                                                                                --------
                                                                                  11,304
                                                                                --------
               THRIFTS & MORTGAGE FINANCE (0.1%)
   134,750     Hudson City Bancorp, Inc.                                             858
    92,128     People's United Financial, Inc.                                     1,070
                                                                                --------
                                                                                   1,928
                                                                                --------
               Total Financials                                                  455,110
                                                                                --------
               HEALTH CARE (11.8%)
               -------------------
               BIOTECHNOLOGY (1.4%)
    49,378     Alexion Pharmaceuticals, Inc.*                                      4,903
   199,695     Amgen, Inc.                                                        14,586
    61,557     Biogen Idec, Inc.*                                                  8,888
   113,249     Celgene Corp.*                                                      7,266
   194,095     Gilead Sciences, Inc.*                                              9,953
                                                                                --------
                                                                                  45,596
                                                                                --------

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               HEALTH CARE DISTRIBUTORS (0.4%)
    64,482     AmerisourceBergen Corp.                                          $  2,537
    88,639     Cardinal Health, Inc.                                               3,723
    60,335     McKesson Corp.                                                      5,656
    23,199     Patterson Companies, Inc.                                             800
                                                                                --------
                                                                                  12,716
                                                                                --------
               HEALTH CARE EQUIPMENT (1.7%)
   141,329     Baxter International, Inc.                                          7,512
    51,976     Becton, Dickinson & Co.                                             3,885
   363,431     Boston Scientific Corp.*                                            2,061
    21,549     C.R. Bard, Inc.                                                     2,315
    57,632     Carefusion Corp.*                                                   1,480
   123,911     Covidien plc                                                        6,629
    29,474     Edwards Lifesciences Corp.*                                         3,045
    10,202     Intuitive Surgical, Inc.*                                           5,650
   266,748     Medtronic, Inc.                                                    10,331
    80,768     St. Jude Medical, Inc.                                              3,223
    83,024     Stryker Corp.                                                       4,575
    28,988     Varian Medical Systems, Inc.*                                       1,761
    45,675     Zimmer Holdings, Inc.                                               2,940
                                                                                --------
                                                                                  55,407
                                                                                --------
               HEALTH CARE FACILITIES (0.0%)
   104,024     Tenet Healthcare Corp.*                                               545
                                                                                --------
               HEALTH CARE SERVICES (0.6%)
    24,027     DaVita, Inc.*                                                       2,360
   206,938     Express Scripts Holding Company*                                   11,553
    24,926     Laboratory Corp. of America Holdings*                               2,308
    40,596     Quest Diagnostics, Inc.                                             2,432
                                                                                --------
                                                                                  18,653
                                                                                --------
               HEALTH CARE SUPPLIES (0.1%)
    36,007     DENTSPLY International, Inc.                                        1,361
                                                                                --------
               HEALTH CARE TECHNOLOGY (0.1%)
    37,421     Cerner Corp.*                                                       3,093
                                                                                --------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
    89,124     Agilent Technologies, Inc.                                          3,497
    45,683     Life Technologies Corp.*                                            2,055
    29,129     PerkinElmer, Inc.                                                     752
    94,857     Thermo Fisher Scientific, Inc.                                      4,924
    22,827     Waters Corp.*                                                       1,814
                                                                                --------
                                                                                  13,042
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               MANAGED HEALTH CARE (1.0%)
    88,653     Aetna, Inc.                                                      $  3,437
    74,582     CIGNA Corp.                                                         3,282
    36,235     Coventry Health Care, Inc.                                          1,152
    42,064     Humana, Inc.                                                        3,257
   266,370     UnitedHealth Group, Inc.                                           15,583
    85,041     WellPoint, Inc.                                                     5,425
                                                                                --------
                                                                                  32,136
                                                                                --------
               PHARMACEUTICALS (6.1%)
   403,763     Abbott Laboratories                                                26,031
    78,978     Allergan, Inc.                                                      7,311
   434,137     Bristol-Myers Squibb Co.                                           15,607
   261,709     Eli Lilly and Co.                                                  11,230
    68,055     Forest Laboratories, Inc.*                                          2,381
    42,208     Hospira, Inc.*                                                      1,476
   704,818     Johnson & Johnson                                                  47,618
   781,459     Merck & Co., Inc.                                                  32,626
   109,480     Mylan, Inc.*                                                        2,340
    23,915     Perrigo Co.                                                         2,820
 1,921,828     Pfizer, Inc.(f)                                                    44,202
    32,590     Watson Pharmaceuticals, Inc.*                                       2,411
                                                                                --------
                                                                                 196,053
                                                                                --------
               Total Health Care                                                 378,602
                                                                                --------
               INDUSTRIALS (10.3%)
               -------------------
               AEROSPACE & DEFENSE (2.5%)
   192,393     Boeing Co.                                                         14,295
    92,658     General Dynamics Corp.                                              6,112
    32,221     Goodrich Corp.                                                      4,089
   200,423     Honeywell International, Inc.                                      11,191
    24,643     L-3 Communications Holdings, Inc.                                   1,824
    68,324     Lockheed Martin Corp.                                               5,949
    64,772     Northrop Grumman Corp.                                              4,132
    37,212     Precision Castparts Corp.                                           6,121
    85,550     Raytheon Co.                                                        4,841
    37,097     Rockwell Collins, Inc.                                              1,831
    71,696     Textron, Inc.                                                       1,783
   234,116     United Technologies Corp.                                          17,683
                                                                                --------
                                                                                  79,851
                                                                                --------
               AIR FREIGHT & LOGISTICS (1.0%)
    41,859     C.H. Robinson Worldwide, Inc.                                       2,450
    54,361     Expeditors International of Washington, Inc.                        2,107

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
    81,202     FedEx Corp.                                                      $  7,439
   246,323     United Parcel Service, Inc. "B"                                    19,400
                                                                                --------
                                                                                  31,396
                                                                                --------
               AIRLINES (0.1%)
   196,977     Southwest Airlines Co.                                              1,816
                                                                                --------
               BUILDING PRODUCTS (0.0%)
    91,546     Masco Corp.                                                         1,270
                                                                                --------
               COMMERCIAL PRINTING (0.0%)
    44,135     R.R. Donnelley & Sons Co.                                             520
                                                                                --------
               CONSTRUCTION & ENGINEERING (0.1%)
    43,443     Fluor Corp.                                                         2,143
    32,904     Jacobs Engineering Group, Inc.*                                     1,246
    55,370     Quanta Services, Inc.*                                              1,333
                                                                                --------
                                                                                   4,722
                                                                                --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   167,604     Caterpillar, Inc.                                                  14,231
    49,217     Cummins, Inc.                                                       4,770
   102,257     Deere & Co.                                                         8,270
    27,137     Joy Global, Inc.                                                    1,539
    91,505     PACCAR, Inc.                                                        3,586
                                                                                --------
                                                                                  32,396
                                                                                --------
               DIVERSIFIED SUPPORT SERVICES (0.1%)
    27,735     Cintas Corp.                                                        1,071
    43,903     Iron Mountain, Inc.                                                 1,447
                                                                                --------
                                                                                   2,518
                                                                                --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    40,632     Cooper Industries plc                                               2,770
   188,221     Emerson Electric Co.                                                8,767
    36,510     Rockwell Automation, Inc.                                           2,412
    24,847     Roper Industries, Inc.                                              2,450
                                                                                --------
                                                                                  16,399
                                                                                --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    80,782     Republic Services, Inc.                                             2,137
    21,640     Stericycle, Inc.*                                                   1,984
   118,321     Waste Management, Inc.                                              3,952
                                                                                --------
                                                                                   8,073
                                                                                --------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    35,856     Robert Half International, Inc.                                     1,024
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (2.7%)
   177,999     3M Co.                                                           $ 15,949
   147,638     Danaher Corp.                                                       7,689
 2,720,265     General Electric Co.                                               56,690
   119,119     Tyco International Ltd.                                             6,295
                                                                                --------
                                                                                  86,623
                                                                                --------
               INDUSTRIAL MACHINERY (0.9%)
    47,110     Dover Corp.                                                         2,526
    87,145     Eaton Corp.                                                         3,454
    14,290     Flowserve Corp.                                                     1,640
   122,564     Illinois Tool Works, Inc.                                           6,482
    76,247     Ingersoll-Rand plc                                                  3,216
    29,602     Pall Corp.                                                          1,622
    38,721     Parker-Hannifin Corp.                                               2,977
    14,671     Snap-On, Inc.                                                         913
    44,291     Stanley Black & Decker, Inc.                                        2,851
    48,558     Xylem, Inc.                                                         1,222
                                                                                --------
                                                                                  26,903
                                                                                --------
               OFFICE SERVICES & SUPPLIES (0.0%)
    26,992     Avery Dennison Corp.                                                  738
    51,631     Pitney Bowes, Inc.                                                    773
                                                                                --------
                                                                                   1,511
                                                                                --------
               RAILROADS (0.8%)
   266,935     CSX Corp.                                                           5,969
    83,688     Norfolk Southern Corp.                                              6,006
   122,249     Union Pacific Corp.                                                14,586
                                                                                --------
                                                                                  26,561
                                                                                --------
               RESEARCH & CONSULTING SERVICES (0.1%)
    12,010     Dun & Bradstreet Corp.                                                855
    30,776     Equifax, Inc.                                                       1,434
                                                                                --------
                                                                                   2,289
                                                                                --------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
    75,724     Fastenal Co.                                                        3,052
    15,639     W.W. Grainger, Inc.                                                 2,991
                                                                                --------
                                                                                   6,043
                                                                                --------
               TRUCKING (0.0%)
    13,505     Ryder System, Inc.                                                    486
                                                                                --------
               Total Industrials                                                 330,401
                                                                                --------

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (19.5%)
               ------------------------------
               APPLICATION SOFTWARE (0.6%)
   128,118     Adobe Systems, Inc.*                                             $  4,147
    59,480     Autodesk, Inc.*                                                     2,081
    47,572     Citrix Systems, Inc.*                                               3,993
    75,567     Intuit, Inc.                                                        4,485
    35,475     salesforce.com, Inc.*                                               4,905
                                                                                --------
                                                                                  19,611
                                                                                --------
               COMMUNICATIONS EQUIPMENT (1.8%)
 1,375,344     Cisco Systems, Inc.                                                23,615
    20,303     F5 Networks, Inc.*                                                  2,021
    29,705     Harris Corp.                                                        1,243
    58,955     JDS Uniphase Corp.*                                                   649
   134,902     Juniper Networks, Inc.*                                             2,200
    75,392     Motorola Solutions, Inc.                                            3,627
   440,134     QUALCOMM, Inc.                                                     24,507
                                                                                --------
                                                                                  57,862
                                                                                --------
               COMPUTER HARDWARE (4.8%)
   240,057     Apple, Inc.(f)*                                                   140,193
   381,627     Dell, Inc.*                                                         4,778
   508,736     Hewlett-Packard Co.                                                10,231
                                                                                --------
                                                                                 155,202
                                                                                --------
               COMPUTER STORAGE & PERIPHERALS (0.7%)
   539,200     EMC Corp.*                                                         13,820
    18,771     Lexmark International, Inc. "A"                                       499
    93,011     NetApp, Inc.*                                                       2,959
    62,118     SanDisk Corp.*                                                      2,266
    97,161     Seagate Technology plc                                              2,402
    59,937     Western Digital Corp.*                                              1,827
                                                                                --------
                                                                                  23,773
                                                                                --------
               DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
   125,657     Automatic Data Processing, Inc.                                     6,994
    39,718     Computer Sciences Corp.                                               986
    61,634     Fidelity National Information Services, Inc.                        2,100
    34,755     Fiserv, Inc.*                                                       2,510
    27,239     MasterCard, Inc. "A"                                               11,716
    82,569     Paychex, Inc.                                                       2,594
    41,090     Total System Services, Inc.                                           983
   127,933     Visa, Inc. "A"                                                     15,816
   158,942     Western Union Co.                                                   2,677
                                                                                --------
                                                                                  46,376
                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               ELECTRONIC COMPONENTS (0.2%)
    41,837     Amphenol Corp. "A"                                               $  2,298
   389,985     Corning, Inc.                                                       5,042
                                                                                --------
                                                                                   7,340
                                                                                --------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    40,162     FLIR Systems, Inc.                                                    783
                                                                                --------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
    47,801     Jabil Circuit, Inc.                                                   972
    35,030     Molex, Inc.                                                           839
   109,190     TE Connectivity Ltd.                                                3,484
                                                                                --------
                                                                                   5,295
                                                                                --------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
    80,870     Electronic Arts, Inc.*                                                999
                                                                                --------
               INTERNET SOFTWARE & SERVICES (1.8%)
    45,590     Akamai Technologies, Inc.*                                          1,448
   295,071     eBay, Inc.*                                                        12,396
    65,286     Google, Inc. "A"*                                                  37,870
    40,902     VeriSign, Inc.*                                                     1,782
   314,336     Yahoo!, Inc.*                                                       4,976
                                                                                --------
                                                                                  58,472
                                                                                --------
               IT CONSULTING & OTHER SERVICES (2.4%)
   165,876     Accenture plc "A"                                                   9,968
    78,604     Cognizant Technology Solutions Corp. "A"*                           4,716
   296,010     International Business Machines Corp.                              57,894
    71,947     SAIC, Inc.                                                            872
    43,650     Teradata Corp.*                                                     3,143
                                                                                --------
                                                                                  76,593
                                                                                --------
               OFFICE ELECTRONICS (0.1%)
   347,786     Xerox Corp.                                                         2,737
                                                                                --------
               SEMICONDUCTOR EQUIPMENT (0.3%)
   330,886     Applied Materials, Inc.                                             3,792
    42,754     KLA-Tencor Corp.                                                    2,106
    52,446     Lam Research Corp.*                                                 1,979
    48,916     Teradyne, Inc.*                                                       688
                                                                                --------
                                                                                   8,565
                                                                                --------
               SEMICONDUCTORS (2.0%)
   150,168     Advanced Micro Devices, Inc.*                                         860
    82,623     Altera Corp.                                                        2,796
    76,331     Analog Devices, Inc.                                                2,875

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
   127,554     Broadcom Corp. "A"*                                              $  4,311
    14,273     First Solar, Inc.*                                                    215
 1,291,197     Intel Corp.                                                        34,410
    58,669     Linear Technology Corp.                                             1,838
   145,375     LSI Corp.*                                                            926
    50,464     Microchip Technology, Inc.                                          1,669
   253,194     Micron Technology, Inc.*                                            1,598
   160,600     NVIDIA Corp.*                                                       2,220
   293,409     Texas Instruments, Inc.                                             8,418
    67,129     Xilinx, Inc.                                                        2,254
                                                                                --------
                                                                                  64,390
                                                                                --------
               SYSTEMS SOFTWARE (3.1%)
    40,909     BMC Software, Inc.*                                                 1,746
    90,898     CA, Inc.                                                            2,462
 1,919,404     Microsoft Corp.(f)                                                 58,715
   996,378     Oracle Corp.                                                       29,592
    49,501     Red Hat, Inc.*                                                      2,796
   183,373     Symantec Corp.*                                                     2,679
                                                                                --------
                                                                                  97,990
                                                                                --------
               Total Information Technology                                      625,988
                                                                                --------
               MATERIALS (3.4%)
               ----------------
               ALUMINUM (0.1%)
   272,997     Alcoa, Inc.                                                         2,389
                                                                                --------
               CONSTRUCTION MATERIALS (0.0%)
    33,107     Vulcan Materials Co.                                                1,315
                                                                                --------
               DIVERSIFIED CHEMICALS (0.9%)
   307,237     Dow Chemical Co.                                                    9,678
   240,397     E.I. du Pont de Nemours & Co.                                      12,157
    35,128     Eastman Chemical Co.                                                1,769
    34,834     FMC Corp.                                                           1,863
    38,955     PPG Industries, Inc.                                                4,134
                                                                                --------
                                                                                  29,601
                                                                                --------
               DIVERSIFIED METALS & MINING (0.3%)
   244,393     Freeport-McMoRan Copper & Gold, Inc.                                8,326
    21,304     Titanium Metals Corp.                                                 241
                                                                                --------
                                                                                   8,567
                                                                                --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    16,788     CF Industries Holdings, Inc.                                        3,252
   137,234     Monsanto Co.                                                       11,360

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
    76,326     Mosaic Co.                                                       $  4,180
                                                                                --------
                                                                                  18,792
                                                                                --------
               GOLD (0.2%)
   126,854     Newmont Mining Corp.                                                6,154
                                                                                --------
               INDUSTRIAL GASES (0.4%)
    54,609     Air Products & Chemicals, Inc.                                      4,409
    17,628     Airgas, Inc.                                                        1,481
    76,933     Praxair, Inc.                                                       8,365
                                                                                --------
                                                                                  14,255
                                                                                --------
               METAL & GLASS CONTAINERS (0.1%)
    39,738     Ball Corp.                                                          1,631
    41,739     Owens-Illinois, Inc.*                                                 800
                                                                                --------
                                                                                   2,431
                                                                                --------
               PAPER PACKAGING (0.1%)
    27,143     Bemis Co., Inc.                                                       851
    50,197     Sealed Air Corp.                                                      775
                                                                                --------
                                                                                   1,626
                                                                                --------
               PAPER PRODUCTS (0.1%)
   112,057     International Paper Co.                                             3,240
    43,662     MeadWestvaco Corp.                                                  1,255
                                                                                --------
                                                                                   4,495
                                                                                --------
               SPECIALTY CHEMICALS (0.4%)
    75,368     Ecolab, Inc.                                                        5,165
    20,717     International Flavors & Fragrances, Inc.                            1,135
    22,157     Sherwin-Williams Co.                                                2,932
    30,955     Sigma-Aldrich Corp.                                                 2,289
                                                                                --------
                                                                                  11,521
                                                                                --------
               STEEL (0.2%)
    27,957     Allegheny Technologies, Inc.                                          891
    36,390     Cliffs Natural Resources, Inc.                                      1,794
    81,115     Nucor Corp.                                                         3,074
    36,743     United States Steel Corp.                                             757
                                                                                --------
                                                                                   6,516
                                                                                --------
               Total Materials                                                   107,662
                                                                                --------
               TELECOMMUNICATION SERVICES (3.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.0%)
 1,504,989     AT&T, Inc.(f)                                                      53,668
   160,193     CenturyLink, Inc.                                                   6,326

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
   251,625     Frontier Communications Corp.                                    $    964
   729,166     Verizon Communications, Inc.                                       32,404
   150,371     Windstream Corp.                                                    1,452
                                                                                --------
                                                                                  94,814
                                                                                --------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    66,172     Crown Castle International Corp.*                                   3,882
    77,672     MetroPCS Communications, Inc.*                                        470
   768,156     Sprint Nextel Corp.*                                                2,504
                                                                                --------
                                                                                   6,856
                                                                                --------
               Total Telecommunication Services                                  101,670
                                                                                --------
               UTILITIES (3.7%)
               ----------------
               ELECTRIC UTILITIES (1.9%)
   123,908     American Electric Power Co., Inc.                                   4,944
    83,512     Edison International                                                3,858
    45,254     Entergy Corp.                                                       3,072
   219,427     Exelon Corp.                                                        8,255
   107,197     FirstEnergy Corp.                                                   5,273
   107,355     NextEra Energy, Inc.                                                7,387
    80,287     Northeast Utilities                                                 3,116
    59,540     Pepco Holdings, Inc.                                                1,165
    28,089     Pinnacle West Capital Corp.                                         1,453
   148,450     PPL Corp.                                                           4,129
    75,694     Progress Energy, Inc.                                               4,555
   223,069     Southern Co.                                                       10,328
   124,944     Xcel Energy, Inc.                                                   3,550
                                                                                --------
                                                                                  61,085
                                                                                --------
               GAS UTILITIES (0.1%)
    30,059     AGL Resources, Inc.                                                 1,165
    53,382     ONEOK, Inc.                                                         2,258
                                                                                --------
                                                                                   3,423
                                                                                --------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   164,925     AES Corp.*                                                          2,116
    58,433     NRG Energy, Inc.*                                                   1,015
                                                                                --------
                                                                                   3,131
                                                                                --------
               MULTI-UTILITIES (1.6%)
    62,338     Ameren Corp.                                                        2,091
   109,317     CenterPoint Energy, Inc.                                            2,260
    67,520     CMS Energy Corp.                                                    1,587
    75,156     Consolidated Edison, Inc.                                           4,674
   147,118     Dominion Resources, Inc.                                            7,944

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
    43,565     DTE Energy Co.                                                  $   2,585
   344,637     Duke Energy Corp.*                                                  7,947
    19,749     Integrys Energy Group, Inc.                                         1,123
    73,740     NiSource, Inc.                                                      1,825
   108,271     PG&E Corp.                                                          4,901
   129,762     Public Service Enterprise Group, Inc.                               4,217
    29,690     SCANA Corp.                                                         1,420
    61,697     Sempra Energy                                                       4,250
    54,381     TECO Energy, Inc.                                                     982
    59,264     Wisconsin Energy Corp.                                              2,345
                                                                               ---------
                                                                                  50,151
                                                                               ---------
               Total Utilities                                                   117,790
                                                                               ---------
               Total Common Stocks (cost: $2,628,913)                          3,161,002
                                                                               ---------

               MONEY MARKET INSTRUMENTS (1.3%)

               MONEY MARKET FUND (1.0%)
31,250,628     Northern Institutional Funds - Diversified Assets
                  Portfolio, 0.01%(a),(d)                                         31,251
                                                                               ---------

----------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------
               U.S. TREASURY BILLS (0.3%)
    $9,910     0.14%, 11/01/2012(b),(e)                                            9,906
                                                                              ----------
               Total Money Market Instruments (cost: $41,156)                     41,157
                                                                              ----------

               TOTAL INVESTMENTS (COST: $2,670,069)                           $3,202,159
                                                                              ==========

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                            VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------------------
                                                     (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                                             IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
                                          FOR IDENTICAL ASSETS                INPUTS           INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                    $3,161,002                    $-               $-      $3,161,002
Money Market Instruments:
   Money Market Fund                                    31,251                     -                -          31,251
   U.S. Treasury Bills                                   9,906                     -                -           9,906
Other financial instruments*                             2,062                     -                -           2,062
---------------------------------------------------------------------------------------------------------------------
TOTAL                                               $3,204,221                    $-               $-      $3,204,221
---------------------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-------------------------------------------------------------------------------
                                                      COMMON          PREFERRED
                                                      STOCKS         SECURITIES
-------------------------------------------------------------------------------
Balance as of December 31, 2011                           $2                 $2
Purchases                                                  -                  -
Sales                                                      -                  -
Transfers into Level 3                                     -                  -
Transfers out of Level 3                                  (2)                (2)
Net realized gain (loss)                                   -                  -
Change in net unrealized appreciation/depreciation         -                  -
-------------------------------------------------------------------------------
BALANCE AS OF JUNE 30, 2012                               $-                 $-
-------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REIT -- Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at June 30, 2012.

    (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

    (c)  Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
         (NTI), which is the subadviser of the Fund.

    (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

    (e) Security with a value of $9,906,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

    (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2012, as shown in the following table:

                                                                  VALUE AT
                                                                  JUNE 30,      UNREALIZED
TYPE OF FUTURE           EXPIRATION    CONTRACTS    POSITION        2012       APPRECIATION
-------------------------------------------------------------------------------------------
S&P 500 Index Futures     9/21/2012       129         Long      $43,744,000     $2,062,000

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,670,069)                        $3,202,159
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                                           11
      Nonaffiliated transactions                                                              1,479
    USAA Asset Management Company (Note 7D)                                                     961
    Dividends and interest                                                                    4,105
    Securities sold                                                                           2,814
    Other                                                                                        12
  Variation margin on futures contracts                                                       1,144
                                                                                         ----------
      Total assets                                                                        3,212,685
                                                                                         ----------
LIABILITIES
  Payables:
    Payable for return of collateral for securities loaned (Note 5)                             773
    Securities purchased                                                                      5,105
    Capital shares redeemed:
    Affiliated transactions (Note 8)                                                             23
    Nonaffiliated transactions                                                                2,327
  Accrued management fees                                                                       243
  Accrued transfer agent's fees                                                                 128
  Other accrued expenses and payables                                                           809
                                                                                         ----------
      Total liabilities                                                                       9,408
                                                                                         ----------
         Net assets applicable to capital shares outstanding                             $3,203,277
                                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                        $2,559,141
  Accumulated undistributed net investment income                                               935
  Accumulated net realized gain on investments and futures transactions                     109,049
  Net unrealized appreciation of investments and futures contracts                          534,152
                                                                                         ----------
         Net assets applicable to capital shares outstanding                             $3,203,277
                                                                                         ==========
  Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,085,892/102,300 shares outstanding)                $    20.39
                                                                                         ==========
      Reward Shares (net assets of $1,117,385/54,796 shares outstanding)                 $    20.39
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                                $ 35,828
  Interest                                                                                        6
  Other (Note 7B)                                                                                 2
                                                                                           --------
    Total income                                                                             35,836
                                                                                           --------
EXPENSES
  Management fees                                                                             1,665
  Administration and servicing fees:
    Member Shares                                                                               614
    Reward Shares                                                                               385
  Transfer agent's fees:
    Member Shares                                                                             1,393
    Reward Shares                                                                               568
  Custody and accounting fees:
    Member Shares                                                                                12
    Reward Shares                                                                                 6
  Postage:
    Member Shares                                                                               126
    Reward Shares                                                                                16
  Shareholder reporting fees:
    Member Shares                                                                                47
    Reward Shares                                                                                 2
  Trustees' fees                                                                                  7
  Registration fees:
    Member Shares                                                                                26
    Reward Shares                                                                                19
  Professional fees                                                                             109
  Other                                                                                          61
                                                                                           --------
       Total expenses                                                                         5,056
                                                                                           --------
  Expenses reimbursed:
    Member Shares                                                                              (761)
    Reward Shares                                                                              (735)
                                                                                           --------
       Net expenses                                                                           3,560
                                                                                           --------
NET INVESTMENT INCOME                                                                        32,276
                                                                                           --------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain on:
    Investments                                                                             178,126
    Futures transactions                                                                      1,764
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                              96,047
    Futures contracts                                                                         2,029
                                                                                           --------
       Net realized and unrealized gain                                                     277,966
                                                                                           --------
  Increase in net assets resulting from operations                                         $310,242
                                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited), and year ended
December 31, 2011

--------------------------------------------------------------------------------

                                                                       6/30/2012         12/31/2011
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                               $   32,276         $   68,261
  Net realized gain on investments                                       178,126              9,834
  Net realized gain on futures transactions                                1,764              6,832
  Change in net unrealized appreciation/depreciation of:
    Investments                                                           96,047            (23,077)
    Futures contracts                                                      2,029             (1,027)
                                                                      -----------------------------
    Increase in net assets resulting from operations                     310,242             60,823
                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Member Shares                                                        (20,961)           (38,810)
    Reward Shares                                                        (13,689)           (26,459)
                                                                      -----------------------------
      Total distributions to shareholders                                (34,650)           (65,269)
                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Member Shares                                                          (44,302)           (53,612)
  Reward Shares                                                         (312,750)           161,404
                                                                      -----------------------------
      Total net increase (decrease) in net assets
         from capital share transactions                                (357,052)           107,792
                                                                      -----------------------------
  Capital contribution from USAA Transfer Agency
    Company:
    Reward Shares                                                              -                 14
                                                                      -----------------------------
  Net increase (decrease) in net assets                                  (81,460)           103,360

NET ASSETS
  Beginning of period                                                  3,284,737          3,181,377
                                                                      -----------------------------
  End of period                                                       $3,203,277         $3,284,737
                                                                      =============================
Accumulated undistributed net investment income:
  End of period                                                       $      935         $    3,309
                                                                      =============================

See accompanying notes to financial statements.

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are currently offered for sale to qualified shareholders, USAA Managed Account Program, and a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

   7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

   value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2012* (IN THOUSANDS)

                                        ASSET DERIVATIVES                LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                                  STATEMENT OF                        STATEMENT OF
                                  ASSETS AND                          ASSETS AND
DERIVATIVES NOT ACCOUNTED         LIABILITIES                         LIABILITIES
FOR AS HEDGING INSTRUMENTS        LOCATION           FAIR VALUE       LOCATION           FAIR VALUE
---------------------------------------------------------------------------------------------------
Equity contracts                  Net unrealized     $2,062**          -                    $-
                                  appreciation of
                                  investments and
                                  futures contracts
---------------------------------------------------------------------------------------------------

    *For open derivative instruments as of June 30, 2012, see the portfolio of investments, which is also indicative of activity for the period ended June 30, 2012.

   **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2012 (IN THOUSANDS)

                                                                                     CHANGE IN
                                                                                     UNREALIZED
DERIVATIVES NOT                                             REALIZED                 APPRECIATION
ACCOUNTED FOR AS              STATEMENT OF                  GAIN (LOSS)              (DEPRECIATION)
HEDGING INSTRUMENTS           OPERATIONS LOCATION           ON DERIVATIVES           ON DERIVATIVES
---------------------------------------------------------------------------------------------------
Equity contracts              Net realized gain on              $1,764                    $2,029
                              futures transactions/Change
                              in net unrealized
                              appreciation/depreciation
                              of futures contracts
---------------------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2012, these bank credits reduced the expenses of the Member Shares and Reward Shares by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2012, the Fund paid CAPCO facility fees of $6,000, which represents 3.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At December 31, 2011, the Fund utilized pre-enactment capital loss carryforwards of $16,570,000 to offset capital gains. At December 31, 2011, the Fund had a pre-enactment capital loss carryforwards of $60,735,000, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2013 and 2017, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

  PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-------------------------------------------
  EXPIRES                         BALANCE
-----------                     -----------
   2013                         $ 3,104,000
   2014                          10,601,000
   2016                          41,901,000
   2017                           5,129,000
                                -----------
                    Total       $60,735,000
                                ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

For the six-month period ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2012, were $49,056,000 and $401,815,000, respectively.

As of June 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $1,005,410,000 and $473,320,000, respectively, resulting in net unrealized appreciation of $532,090,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended June 30, 2012, the Fund received no securities-lending income. As of June 30, 2012, the Fund had no securities out on loan. However, a payable to Lehman Brothers, Inc. of $773,000 remains for unclaimed cash collateral and interest on prior lending of securities.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                          SIX-MONTH PERIOD ENDED               YEAR ENDED
                                              JUNE 30, 2012                 DECEMBER 31, 2011
------------------------------------------------------------------------------------------------
                                     SHARES              AMOUNT           SHARES         AMOUNT
                                    ------------------------------------------------------------
MEMBER SHARES:
Shares sold                           6,952            $ 140,750          17,509       $ 333,794
Shares issued from reinvested
  dividends                             995               20,390           2,018          37,647
Shares redeemed                     (10,136)            (205,442)        (22,269)       (425,053)
                                    ------------------------------------------------------------
Net decrease from capital
  share transactions                 (2,189)           $ (44,302)         (2,742)      $ (53,612)
                                    ============================================================
REWARD SHARES:
Shares sold                           8,039            $ 163,174          19,135       $ 366,091
Shares issued from reinvested
  dividends                             641               13,181           1,370          25,524
Shares redeemed                     (23,794)            (489,105)        (12,079)       (230,211)
                                    ------------------------------------------------------------
Net increase (decrease) from
  capital share transactions        (15,114)           $(312,750)          8,426       $ 161,404
                                    ============================================================

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to a Management Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2012, the Fund incurred management fees, paid or payable to the Manager, of $1,665,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2012, the Manager incurred subadvisory fees, paid or payable to NTI, of $231,000.

   NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the six-month period ended June 30, 2012, NTI remitted $2,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

   NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2012, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $614,000 and $385,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2012, the Fund reimbursed the Manager $43,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2013, to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2013, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2012, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $761,000 and $735,000, respectively, of which $961,000 in total was receivable from the Manager.

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

   In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2012, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $14,000 and $8,000, respectively.

E. TRANSFER AGENT's FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,393,000 and $568,000, respectively.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Fund's Reward Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2012, the Fund recorded a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

receivable for capital shares sold of $11,000 and a payable for capital shares redeemed of $23,000 for the USAA fund-of-fund purchases and redemptions of Reward Shares. As of June 30, 2012, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.3%
USAA Target Retirement 2020 Fund                                        0.7
USAA Target Retirement 2030 Fund                                        1.5
USAA Target Retirement 2040 Fund                                        1.9
USAA Target Retirement 2050 Fund                                        1.1

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                   JUNE 30,                             YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------------------------------------------------
                                       2012              2011              2010             2009           2008            2007
                                 ----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period            $    18.83        $    18.86        $    16.71       $    13.51     $    21.98      $    21.24
                                 ----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                 .19               .39               .30              .30            .39             .39
  Net realized and
    unrealized gain (loss)             1.58              (.05)             2.15             3.20          (8.47)            .74
                                 ----------------------------------------------------------------------------------------------
Total from investment
  operations                           1.77               .34              2.45             3.50          (8.08)           1.13
                                 ----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.21)             (.37)             (.30)            (.30)          (.39)           (.39)
                                 ----------------------------------------------------------------------------------------------
Net asset value at
  end of period                  $    20.39        $    18.83        $    18.86       $    16.71     $    13.51      $    21.98
                                 ==============================================================================================
Total return (%)*                      9.37              1.82             14.81            26.28         (37.13)           5.32(a)
Net assets at
  end of period (000)            $2,085,892        $1,967,983        $2,021,901       $1,831,645     $1,446,160      $2,315,340
Ratios to average
  net assets:**
  Expenses (%)(b),(c)                   .25(d)            .25               .25              .25            .23             .19(a)
  Expenses, excluding
    reimbursements (%)(c)               .32(d)            .33               .36              .40            .37             .33
  Net investment
    income (%)                         1.88(d)           2.03              1.75             2.11           2.12            1.76
Portfolio turnover (%)                    1                 3                 4                5              3               5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2012, average net assets were
    $2,080,752,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Member Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Member Shares' total return or ratio of expenses to average net assets.
(b) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.25% of their average annual net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their average annual net assets from October 1, 2004, through April 30, 2008.
(c) Reflects total operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                   JUNE 30,                             YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------------------------------------------------
                                       2012              2011              2010           2009           2008              2007
                                 ----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period            $    18.83        $    18.86        $    16.71       $  13.51       $  21.99        $    21.25
                                 ----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                 .20               .40               .33            .32            .41               .41
  Net realized and
    unrealized gain (loss)             1.58              (.04)             2.15           3.20          (8.48)              .74
                                 ----------------------------------------------------------------------------------------------
Total from investment
  operations                           1.78               .36              2.48           3.52          (8.07)             1.15
                                 ----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.22)             (.39)             (.33)          (.32)          (.41)             (.41)
                                 ----------------------------------------------------------------------------------------------
Net asset value at
  end of period                  $    20.39        $    18.83        $    18.86       $  16.71       $  13.51        $    21.99
                                 ==============================================================================================
Total return (%)*                      9.42              1.96             14.99          26.47         (37.07)             5.42(a)
Net assets at
  end of period (000)            $1,117,385        $1,316,754        $1,159,476       $894,035       $697,750        $1,040,077
Ratios to average
  net assets:**
  Expenses (%)(b),(c)                   .15(d)            .13               .09            .09            .09               .09(a)
  Expenses, excluding
    reimbursements (%)(b)               .26(d)            .24               .24            .23            .21               .20
  Net investment
    income (%)                         1.98(d)           2.14              1.92           2.26           2.27              1.86
Portfolio turnover (%)                    1                 3                 4              5              3                 5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2012, average net assets were
    $1,302,415,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Reward Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Reward Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.15% of their average annual net assets. Prior to May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012, through June 30, 2012.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING               ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2012 -
                                       JANUARY 1, 2012        JUNE 30, 2012           JUNE 30, 2012
                                      ----------------------------------------------------------------
MEMBER SHARES
Actual                                   $1,000.00             $1,093.70                 $1.30

Hypothetical
 (5% return before expenses)              1,000.00              1,023.62                  1.26

REWARD SHARES
Actual                                    1,000.00              1,094.20                  0.78

Hypothetical
 (5% return before expenses)              1,000.00              1,024.12                  0.75

* Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member Shares and 0.15% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 9.37% for Member Shares and 9.42% for Reward Shares for the six-month period of January 1, 2012, through June 30, 2012.

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                       ADVISORY AGREEMENTS |  53

================================================================================

the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Management Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement and Subadvisory Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Management Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, pure-index retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies in the same investment

================================================================================

                                                       ADVISORY AGREEMENTS |  55

================================================================================

classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any reimbursements - was below the median of its expense group and its expense universe for the Member Shares and for the Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe for the Member Shares and for the Reward Shares. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Fund's Member Shares was above the average of its performance universe and lower than its Lipper index for the one-, three-, and five-year periods ended December 31, 2011. The comparison indicated that the performance of the Fund's Reward Shares was above the average of its performance universe and its Lipper index for the one-, three-, and

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

five-year periods ended December 31, 2011. The Board also noted that the percentile performance ranking of the Fund's Member Shares was in the top 35% of its performance universe for the one-, three-, and five-year periods ended December 31, 2011, and that the percentile performance ranking for the Fund's Reward Shares was in the top 20% of its performance universe for the one-, three-, and five-year periods ended December 31, 2011.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the fee waivers and expense reimbursements arrangements by the Manager and noted the fact that

================================================================================

                                                       ADVISORY AGREEMENTS |  57

================================================================================

the Manager pays the subadvisory fee. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability, if any, from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license fees paid to Standard & Poor's. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser and the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the

================================================================================

                                                       ADVISORY AGREEMENTS |  59

================================================================================

extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance with respect to each class during the one-, three-, and five-year periods ended December 31, 2011, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          The Northern Trust Company
ACCOUNTING AGENT                       50 S. LaSalle St.
                                       Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select "Investments,"
AT USAA.COM                            then "Mutual Funds"

OR CALL                                Under "Investments" view
(800) 531-USAA                         account balances, or click
        (8722)                         "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
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    ============================================================================
    28651-0812                               (C)2012, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     08/24/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.